Investments in Unconsolidated Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity method investments:
Capital contributions, loans, advances and adjustments	$ 105	$ 105
Cumulative share of income	2,060	1,892
Cumulative share of distributions	(1,725)	(1,563)
Total equity method investments	440	434
Measurement alternative method investments	7	7
Total investments in unconsolidated entities	447	441
Assets
Current	1,477	1,261
Noncurrent	5,725	4,962
Total assets	7,202	6,223
Liabilities and Equity
Current liabilities	625	434
Noncurrent liabilities	1,119	395
Partners' capital and shareholders' equity	5,458	5,394
Total liabilities and equity	7,202	6,223
Results of Operations
Revenues	6,903	6,777	$ 6,562
Operating expenses	5,022	4,965	4,965
Operating income	1,881	1,812	1,597
Other income (expense), net	(22)	11	(1)
Net income	$ 1,859	$ 1,823	$ 1,596